PATENTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Disclosure Text Block [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]
As of September 30, 2018 and December 31, 2017, the Company recorded the following patent balances:

	September 30, 2018	December 31, 2017
Total Patents	$77,743	$77,743
Accumulated Amortization	(64,817)	(61,415)
Patent costs, net	$12,926	$16,328

The Company has recorded the following patent costs:

	December 31, 2017	December 31, 2016
Total Patents	$77,743	$77,743
Accumulated Amortization	(61,415)	(58,605)
Patent costs, net	$16,328	$19,138

Finite-lived Intangible Assets Amortization Expense [Table Text Block]	The Company recorded amortization expense as follows:
Twelve Months Ended December 31,
2017	2016
$2,810	$1,878

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]	Estimated amortization expense as of September 30, 2018 is as follows:
Years ended December 31,
2018	$1,134
2019	4,536
2020	1,809
2021	1,809
2022 and thereafter	3,638
Total	$12,926
Estimated amortization expense as of December 31, 2017 is as follows:
Years ended December 31,
2018	$4,536
2019	4,536
2020	1,809
2021	1,809
2022 and thereafter	3,638
Total	$16,328